Schedule of detailed information about continuity of the lease liabilities (Details) - USD ($)	9 Months Ended
	May 31, 2022	May 31, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Lease liabilities, Beginning balance	$ 587,551	$ 572,148
Acquired
Disposal of Eden Games	(17,959)
Interest expense	21,886	26,392
Payments	(184,377)	(164,410)
Effect of foreign exchange	(3,524)	2,708
Lease liabilities, Ending balance	403,577	436,838
Current lease liabilities	158,501	190,445	$ 222,583
Greater than one year	245,076	246,393	364,968
Total lease obligation	403,577	436,838	587,551
Equipments [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, Beginning balance	24,048	35,457
Acquired
Disposal of Eden Games
Interest expense	979	1,548
Payments	(10,035)	(10,035)
Effect of foreign exchange
Lease liabilities, Ending balance	14,992	26,970
Current lease liabilities	12,781	11,977
Greater than one year	2,211	14,993
Total lease obligation	14,992	26,970	24,048
Office Lease [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, Beginning balance	563,503	536,691
Acquired
Disposal of Eden Games	(17,959)
Interest expense	20,907	24,844
Payments	(174,342)	(154,375)
Effect of foreign exchange	(3,524)	2,708
Lease liabilities, Ending balance	388,585	409,868
Current lease liabilities	145,720	178,468
Greater than one year	242,865	231,400
Total lease obligation	$ 388,585	$ 409,868	$ 563,503